Note 10 - Related Party Transactions - Transaction with Key Management Personnel (Details) - Current and former directors, officers and companies controlled by them [member] - CAD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement Line Items [Line Items]
Share based payment	$ 575,625	$ 300,666
Current and former directors, officers and companies controlled by them	865,725	476,765
Management Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies fees	228,900	139,569
Consulting Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies fees	$ 61,200
Investor Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies fees		$ 36,530